CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues		$ 57,385	[1]	$ 46,587	$ 37,635
Direct operating costs		(53,110)	[1]	(43,151)	(34,630)
General and administrative expenses		(1,360)	[1]	(1,012)	(968)
Interest income (expense), net		(2,538)	[1]	(1,468)	(1,482)
Equity accounted income (loss), net		165	[1]	13	57
Impairment reversal (expense), net		9	[1]	(440)	(263)
Gain (loss) on acquisitions/dispositions, net	[1]	28
Other income (expense), net		(658)	[1]	(34)	111
Income (loss) before income tax		(79)	[1]	2,318	734
Income tax (expense) recovery
Current		(458)	[1]	(536)	(284)
Deferred		777	[1]	371	130
Net income (loss)		240	[2]	2,153	580
Attributable to:
Limited partners		36	[1]	258	(91)
Non-controlling interests attributable to:
Redemption-exchange units		34	[1]	228	(78)
Special limited partners		0	[1]	157	0
BBUC exchangeable shares		28	[1]	0	0
Preferred securities		27	[1]	0	0
Interest of others in operating subsidiaries		115	[1]	1,510	749
Net income (loss)		$ 240	[2]	$ 2,153	$ 580
Basic earnings (loss) per limited partner unit (in usd per share)		$ 0.48	[1]	$ 3.28	$ (1.13)
Diluted earnings (loss) per limited partner unit (in usd per share)		$ 0.48	[1]	$ 3.28	$ (1.13)

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.